Intangible Assets (Details Narrative) - USD ($)				1 Months Ended
	Aug. 01, 2021	Jul. 29, 2021	Dec. 15, 2017	Oct. 31, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Number of common stocks, exchanged during period			52,732,969
Common stock par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Note payable			$ 900,000		$ 1,020,139	$ 874,728	$ 2,106,996
Civil penalty amount		$ 10,000
Short-term loan, amount						40,165
Civil penalty amount		$ 10,000
Red Earth LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Outstanding membership interests acquired percentage			100.00%
Red Earth LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Number of common stocks, exchanged during period			52,732,969
Common stock par value			$ 0.001
Note payable			$ 900,000
Debt Instrument, Interest Rate During Period	12.00%
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%
Short-term loan, amount					$ 40,165	$ 40,165
Red Earth LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Periodic Payment	$ 7,500
Red Earth LLC [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Debt Instrument, Periodic Payment	$ 5,000
Red Earth LLC [Member] | Provisional Grow License [Member] | Asset Purchase and Sale Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Agreement amount received from seller				$ 300,000
Payment for deposit				$ 25,000